Document and Entity Information	Oct. 01, 2022
Document And Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Oct. 01, 2022
Entity Registrant Name	EDGIO, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-33508
Entity Tax Identification Number	20-1677033
Entity Address, Address Line One	11811 North Tatum Blvd.
Entity Address, Address Line Two	Suite 3031
Entity Address, City or Town	Phoenix
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85028
City Area Code	602
Local Phone Number	850-5000
Title of 12(b) Security	Common stock, par value $0.001 per share
Trading Symbol	EGIO
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001391127
Amendment Flag	false
Former Address [Member]
Document And Entity Information [Line Items]
Entity Address, Address Line One	2222 West 14th Street
Entity Address, City or Town	Tempe
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85281